PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

ADVANCED SERIES ADVISOR PLAN IIISM

ADVANCED SERIES APEX IISM

ADVANCED SERIES XTRA CREDIT SIXSM

ADVANCED SERIES LIFEVEST IISM

ADVANCED SERIES ADVISORS CHOICE®2000

(marketed by some firms as “Advisors Select 2000”)

Supplement, dated November 24, 2008

To

Prospectuses, dated May 1, 2008

This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

A. Effective November 24, 2008, two additional sub-advisors are being added to AST Academic Strategies Asset Allocation Portfolio. Accordingly, in the section entitled “What Investment Options Can I Choose?”, we add the sub-advisors referenced below to the column entitled “Portfolio Advisor/Sub-Advisor.”

First Quadrant L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) are being added as additional sub-advisors to AST Academic Strategies Asset Allocation Portfolio. The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

B. Effective on or about December 15, 2008, Eaton Vance LLC will replace J.P. Morgan Investment Management, Inc. as sub-advisor for AST Large-Cap Value Portfolio.

C. Effective January 1, 2009, the underlying portfolios listed below are being offered as new Sub-accounts under your annuity. In order to reflect these additions:

In the section of each Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Portfolio Annual Expenses”, under the heading “Advanced Series Trust”, the following portfolios have been added:

UNDERLYING PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)
UNDERLYING PORTFOLIO Advanced Series Trust:	Management Fees	Other Expenses	12b-1 Fees	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses*
AST Bond Portfolio 2016	0.65%*	1.02%**	0.00%	0.00%	1.67%****
AST Bond Portfolio 2020	0.65%*	1.02%***	0.00%	0.00%	1.67%****

*The contractual investment management fee rate is subject to certain breakpoints. In the event the combined average daily net assets of the AST Bond Portfolio 2016, the AST Bond Portfolio 2020, the AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio do not exceed $500 million, each Portfolio's investment management fee rate will equal 0.65% of its average daily net assets. In the event the combined average daily net assets of these Portfolios exceed $500 million, the portion of a Portfolio's assets to which the investment management fee rate of 0.65% applies and the portion of a Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the

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Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2016 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2020 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets for the fiscal year ending December 31, 2008. These arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.

The following is being added to the chart in each Prospectus in the section entitled “Investment Options”:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUB-ADVISOR
AST FUNDS
Fixed Income

AST Bond Portfolio 2016: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2016. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.
Fixed Income

AST Bond Portfolio 2020: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2020. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.

D. Closing of Lifetime Five and Spousal Lifetime Five. Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit (the “Benefits” and each, a “Benefit”) are described in the section of the prospectus entitled “Living Benefit Programs”. Effective December 8, 2008, we will cease offering the Benefits, for both new Annuity sales and in-force elections. If you currently participate in either Benefit, this closing does not affect you or the guarantees associated with your Benefit. However, subsequent to the closure, you will no longer be allowed to re-elect either Benefit if you decide to terminate a Benefit. Other Living Benefit programs may be available, subject to our election rules. Please refer to your prospectus for further details.

E. GRO Plus – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations.

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With respect to any amounts held within the Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

F. GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. If your entire Account Value is transferred to the Fixed Allocations, the formula will not transfer amounts out of the Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

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The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

G. GRO Plus 2008 and HD GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature - Allocation of Account Value":

Each of Highest Daily Guaranteed Return Option (HD GRO) and Guaranteed Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical formula to help manage your guarantees through all market cycles. Each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST Bond Portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value and your Guarantee Amount(s);
•	The amount of time until the maturity of your Guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;

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•	The amount invested in, and the performance of, the Bond Portfolios;
•	The discount rate used to determine the present value of your Guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

H. Asset Transfer Component of HD5 – Allocation of Account Value. We replace the section of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Five” with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For

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newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
•

If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

•

Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Five;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the Benefit Fixed Rate Account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the

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Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

I. Asset Transfer Component of HD7 and SHD7 – Allocation of Account Value. We replace the sections of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Seven” and “Asset Transfer Component of Spousal Highest Daily Lifetime Seven” (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

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•

If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

•	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

At any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the AST Investment Grade Bond Sub-account;
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the AST Investment Grade Bond Sub-account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

ADVANCED SERIES ADVISOR PLAN IIISM

ADVANCED SERIES APEX IISM

ADVANCED SERIES LIFEVEST IISM

ADVANCED SERIES XTRA CREDIT EIGHTSM

Supplement, dated November 24, 2008

To

Prospectuses, dated May 1, 2008 (June 16, 2008, for XT8 only)

This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

A. For Advanced Series XTra Credit Eight only:

In the Section entitled "How Do I Receive Credits Under The XT8 Annuity", we mention that we had filed an application with the SEC that, if granted, would allow us to recapture the credit amounts under certain circumstances. Recently, we received SEC approval of that application. Beginning on or about February 9, 2009, we will start recapturing credit amounts under the circumstances set forth under the sub-heading "Recapture of XTra Credits."

B. Effective November 24, 2008, two additional sub-advisors are being added to AST Academic Strategies Asset Allocation Portfolio. Accordingly, in the section entitled “What Investment Options Can I Choose?”, we add the sub-advisors referenced below to the column entitled “Portfolio Advisor/Sub-Advisor.”

First Quadrant L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) are being added as additional sub-advisors to AST Academic Strategies Asset Allocation Portfolio. The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

C. Effective on or about December 15, 2008, Eaton Vance LLC will replace J.P. Morgan Investment Management, Inc. as sub-advisor for AST Large-Cap Value Portfolio.

D. Effective January 1, 2009, the underlying portfolios listed below are being offered as new Sub-accounts under your annuity. In order to reflect these additions:

In the section of each Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Portfolio Annual Expenses”, under the heading “Advanced Series Trust”, the following portfolios have been added:

UNDERLYING PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)
UNDERLYING PORTFOLIO Advanced Series Trust:	Management Fees	Other Expenses	12b-1 Fees	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses*
AST Bond Portfolio 2016	0.65%*	1.02%**	0.00%	0.00%	1.67%****
AST Bond Portfolio 2020	0.65%*	1.02%***	0.00%	0.00%	1.67%****

*The contractual investment management fee rate is subject to certain breakpoints. In the event the combined average daily net assets of the AST Bond Portfolio 2016, the AST Bond Portfolio 2020, the AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio do not exceed $500 million, each Portfolio's investment management fee rate will equal 0.65% of its average daily net assets. In the event the combined average daily net assets of these Portfolios exceed $500 million, the portion of a Portfolio's assets to which the investment management fee rate of 0.65% applies and the portion of a Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

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**Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2016 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2020 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets for the fiscal year ending December 31, 2008. These arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.

The following is being added to the chart in each Prospectus in the section entitled “Investment Options”:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUB-ADVISOR
AST FUNDS
Fixed Income

AST Bond Portfolio 2016: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2016. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.
Fixed Income

AST Bond Portfolio 2020: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2020. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.

E. Closing of Lifetime Five and Spousal Lifetime Five. Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit (the “Benefits” and each, a “Benefit”) are described in the section of the prospectus entitled “Living Benefit Programs”. Effective December 8, 2008, we will cease offering the Benefits, for both new Annuity sales and in-force elections. If you currently participate in either Benefit, this closing does not affect you or the guarantees associated with your Benefit. However, subsequent to the closure, you will no longer be allowed to re-elect either Benefit if you decide to terminate a Benefit. Other Living Benefit programs may be available, subject to our election rules. Please refer to your prospectus for further details.

F. GRO Plus – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

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GRO Plus uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. With respect to any amounts held within the Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

G. GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. If your entire Account Value is transferred to the Fixed Allocations, the formula will not transfer amounts out of the Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your

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allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

H. GRO Plus 2008 and HD GRO – Allocation of Account Value. Each of Highest Daily Guaranteed Return Option (HD GRO) and Guaranteed Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical formula to help manage your guarantees through all market cycles. Each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST Bond Portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

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•	The difference between your Account Value and your Guarantee Amount(s);
•	The amount of time until the maturity of your Guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the Bond Portfolios;
•	The discount rate used to determine the present value of your Guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

I. Asset Component of HD5 – Allocation of Account Value. We replace the section of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Five” with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts

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each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
•

If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

•

Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time, some, none, or all of your Account may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Five;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the Benefit Fixed Rate Account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

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The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

J. Asset Transfer Component of HD7 and SHD7 – Allocation of Account Value. We replace the sections of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Seven” and “Asset Transfer Component of Spousal Highest Daily Lifetime Seven” (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade

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Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
•

If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

•	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

At any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the AST Investment Grade Bond Sub-account;
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the AST Investment Grade Bond Sub-account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

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Prudential Annuities Life Assurance Corporation

OPTIMUMSM

OPTIMUM FOURSM

OPTIMUM PLUSSM

Supplement, dated November 24, 2008

To

Prospectuses, dated May 1, 2008

This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

A. Linsco/Private Ledger Corp. changed its name to LPL Financial Corporation. All references in the prospectus to Linsco/Private Ledger Corp. are hereby changed to LPL Financial Corporation (“LPL”).

B. Effective November 24, 2008, two additional sub-advisors are being added to AST Academic Strategies Asset Allocation Portfolio. Accordingly, in the section entitled “What Investment Options Can I Choose?”, we add the sub-advisors referenced below to the column entitled “Portfolio Advisor/Sub-Advisor.”

First Quadrant L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) are being added as additional sub-advisors to AST Academic Strategies Asset Allocation Portfolio. The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

C. We will also make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of “Investment Options” is revised to include:

•	AST American Century Income & Growth
•	AST DeAm Large-Cap Value

In the section entitled “Summary of Contract Fees and Charges,” we add the following to the table of Underlying Mutual Fund Portfolio Expenses:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

(as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007

Underlying Portfolio	Management Fee(1)	Other Expenses(2)	12b-1 Fee	Total Annual Portfolio Expenses
Advanced Series Trust
AST American Century Income & Growth	0.75%	0.11%	0.00%	0.86%
AST DeAM Large-Cap Value	0.85%	0.11%	0.00%	0.96%

1 The management fee rate shown in the "Management Fee" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

2 Shares of the Portfolios are generally purchased through variable insurance products.  The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates

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the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders.  Amounts paid under these arrangements are included in "Other Expenses."  For each Portfolio above, 0.03% of the 0.10% administrative services fee is voluntarily waived.

In the section entitled, “ Investment Options,” we add the following to the table of Investment Objectives/Policies”

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUB-ADVISOR
ADVANCED SERIES TRUST
Large Cap Value

AST American Century Income & Growth Portfolio: seeks capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The subadviser utilizes a quantitative management technique with a goal of building an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.

American Century Investment Management, Inc.
Large Cap Value

AST DeAM Large-Cap Value Portfolio: seeks maximum growth of capital by investing primarily in the value stocks of larger companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000® Value Index. The subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection.

Deutsche Investment Management Americas, Inc.

D. Effective January 1, 2009, the underlying portfolios listed below are being offered as new Sub-accounts under your annuity. In order to reflect these additions:

In the section of each Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Portfolio Annual Expenses”, under the heading “Advanced Series Trust”, the following portfolios have been added:

UNDERLYING PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)
UNDERLYING PORTFOLIO Advanced Series Trust:	Management Fees	Other Expenses	12b-1 Fees	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses*
AST Bond Portfolio 2016	0.65%*	1.02%**	0	0	1.67%****
AST Bond Portfolio 2020	0.65%*	1.02%***	0	0	1.67%****

*The contractual investment management fee rate is subject to certain breakpoints. In the event the combined average daily net assets of the AST Bond Portfolio 2016, the AST Bond Portfolio 2020, the AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio do not exceed $500 million, each Portfolio's investment management fee rate will equal 0.65% of its average daily net assets. In the event the combined average daily net assets of these Portfolios exceed $500 million, the portion of a Portfolio's assets to which the investment management fee rate of 0.65% applies and the portion of a Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2016 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020, "other expenses" includes expenses for accounting and valuation services, custodian fees,

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audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2020 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Bond Portfolio 2016 and that AST Bond Portfolio 2020 so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets for the fiscal year ending December 31, 2008. These arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.

The following is being added to the chart in each Prospectus in the section entitled “Investment Options”:

Fixed Income

AST Bond Portfolio 2016: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2016. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.
Fixed Income

AST Bond Portfolio 2020: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2020. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.

E. GRO Plus – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. With respect to any amounts held within the Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

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While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

F. GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. If your entire Account Value is transferred to the Fixed Allocations, the formula will not transfer amounts out of the Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

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•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

G. GRO Plus 2008 and HD GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature - Allocation of Account Value":

Each of Highest Daily Guaranteed Return Option (HD GRO) and Guaranteed Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical formula to help manage your guarantees through all market cycles. Each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST Bond Portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value and your Guarantee Amount(s);
•	The amount of time until the maturity of your Guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the Bond Portfolios;
•	The discount rate used to determine the present value of your Guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

H. Asset Transfer Component of HD5 – Allocation of Account Value. We replace the section of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Five” with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

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Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
•

If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

•

Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

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The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Five;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the Benefit Fixed Rate Account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

I. Asset Transfer Component of HD7 and SHD7 – Allocation of Account Value. We replace the sections of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Seven” and “Asset Transfer Component of Spousal Highest Daily Lifetime Seven” (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance

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will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
•

If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

•	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the AST Investment Grade Bond Sub-account;
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the AST Investment Grade Bond Sub-account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

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Prudential Annuities Life Assurance Corporation

OPTIMUMSM

OPTIMUM FOURSM

OPTIMUM XTRASM

Supplement, dated November 24, 2008

To

Prospectuses, dated May 1, 2008 (June 16, 2008 for Optimum Xtra)

This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

A. For Optimum XTra only: In the Section entitled "How Do I Receive Credits Under The Optimum XTRA Annuity", we mention that we had filed an application with the SEC that, if granted, would allow us to recapture the credit amounts under certain circumstances. Recently, we received SEC approval of that application. Beginning on or about February 9, 2009, we will start recapturing credit amounts under the circumstances set forth under the sub-heading "Recapture of XTra Credits."

B. Linsco/Private Ledger Corp. changed its name to LPL Financial Corporation. All references in the prospectus to Linsco/Private Ledger Corp. are hereby changed to LPL Financial Corporation (“LPL”).

C. Effective November 24, 2008, two additional sub-advisors are being added to AST Academic Strategies Asset Allocation Portfolio. Accordingly, in the section entitled “What Investment Options Can I Choose?”, we add the sub-advisors referenced below to the column entitled “Portfolio Advisor/Sub-Advisor.”

First Quadrant L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) are being added as additional sub-advisors to AST Academic Strategies Asset Allocation Portfolio. The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

D. We will also make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of “Investment Options” is revised to include:

•	AST American Century Income & Growth
•	AST DeAm Large-Cap Value

In the section entitled “Summary of Contract Fees and Charges,” we add the following to the table of Underlying Mutual Fund Portfolio Expenses:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

(as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007

Underlying Portfolio	Management Fee(1)	Other Expenses(2)	12b-1 Fee	Total Annual Portfolio Expenses
Advanced Series Trust
AST American Century Income & Growth	0.75%	0.11%	0.00%	0.86%
AST DeAM Large-Cap Value	0.85%	0.11%	0.00%	0.96%

1 The management fee rate shown in the "Management Fee" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any

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voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

2 Shares of the Portfolios are generally purchased through variable insurance products.  The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders.  Amounts paid under these arrangements are included in "Other Expenses."  For each Portfolio above, 0.03% of the 0.10% administrative services fee is voluntarily waived.

In the section entitled, “ Investment Options,” we add the following to the table of Investment Objectives/Policies”

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUB-ADVISOR
ADVANCED SERIES TRUST
Large Cap Value

AST American Century Income & Growth Portfolio: seeks capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The subadviser utilizes a quantitative management technique with a goal of building an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.

American Century Investment Management, Inc.
Large Cap Value

AST DeAM Large-Cap Value Portfolio: seeks maximum growth of capital by investing primarily in the value stocks of larger companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000® Value Index. The subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection.

Deutsche Investment Management Americas, Inc.

E. Effective January 1, 2009, the underlying portfolios listed below are being offered as new Sub-accounts under your annuity. In order to reflect these additions:

In the section of each Prospectus entitled “Summary of Contract Expenses”, sub-section “Underlying Portfolio Annual Expenses”, under the heading “Advanced Series Trust”, the following portfolios have been added:

UNDERLYING PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)
UNDERLYING PORTFOLIO Advanced Series Trust:	Management Fees	Other Expenses	12b-1 Fees	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses*
AST Bond Portfolio 2016	0.65%*	1.02%**	0	0	1.67%****
AST Bond Portfolio 2020	0.65%*	1.02%***	0	0	1.67%****

*The contractual investment management fee rate is subject to certain breakpoints. In the event the combined average daily net assets of the AST Bond Portfolio 2016, the AST Bond Portfolio 2020, the AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio do not exceed $500 million, each Portfolio's investment management fee rate will equal 0.65% of its average daily net assets. In the event the combined average daily net assets of these Portfolios exceed $500 million, the portion of a Portfolio's assets to which the investment management fee rate of 0.65% applies and the portion of a Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

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**Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2016 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates based on an assumed average daily net asset level of $10 million for the AST Bond Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020, "other expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Advanced Series Trust (the Trust) has also entered into arrangements with the issuers of the variable insurance products offering the AST Bond Portfolio 2020 under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the AST Bond Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Bond Portfolio 2016 and that AST Bond Portfolio 2020 so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets for the fiscal year ending December 31, 2008. These arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.

The following is being added to the chart in each Prospectus in the section entitled “Investment Options”:

Fixed Income

AST Bond Portfolio 2016: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2016. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.
Fixed Income

AST Bond Portfolio 2020: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2020. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.

Prudential Investment Management, Inc.

F. GRO Plus – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. With respect to any amounts held within the Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;

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•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

G. GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical formula that we operate in our sole discretion to help manage your guarantees through all market cycles. We reserve the right to change the mathematical formula at our sole discretion, subject to regulatory approval if required. We also reserve the right to change the mathematical formula with respect to existing programs, where allowed by law. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the Fixed Allocations. If your entire Account Value is transferred to the Fixed Allocations, the formula will not transfer amounts out of the Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the Fixed Allocations. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Fixed Allocations. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount that is transferred to and from the Fixed Allocations pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Sub-accounts;
•	The amount invested in, and interest earned within, the Fixed Allocations;
•	The current crediting rates associated with Fixed Allocations;
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

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You should be aware of the following potential ramifications of the allocation mechanism:

•

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

•

As indicated, we retain sole discretion under the allocation mechanism (the mathematical formula) to maintain some, or even all, of your Account Value in the Fixed Allocations. The greater the Account Value held in Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

H. GRO Plus 2008 and HD GRO – Allocation of Account Value. Under the section of the prospectus entitled "Guaranteed Return Option Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature - Allocation of Account Value":

Each of Highest Daily Guaranteed Return Option (HD GRO) and Guaranteed Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical formula to help manage your guarantees through all market cycles. Each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST Bond Portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Account Value and your Guarantee Amount(s);
•	The amount of time until the maturity of your Guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the Bond Portfolios;
•	The discount rate used to determine the present value of your Guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

I. Asset Transfer Component of HD5 – Allocation of Account Value. We replace the section of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Five” with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the

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amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
•

If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

•

Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may

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or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Five;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the Benefit Fixed Rate Account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

J. Asset Transfer Component of HD7 and SHD7 – Allocation of Account Value. We replace the sections of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Seven” and “Asset Transfer Component of Spousal Highest Daily Lifetime Seven” (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade

OPTIMUMIISUP2	OAO74SUP23-1108

Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
•

If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

•	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the AST Investment Grade Bond Sub-account;
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the AST Investment Grade Bond Sub-account;
•	Additional Purchase Payments, if any, you make to your Annuity;
•	Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

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